Schedule of Amounts Recognized in Accumulated Other Comprehensive Income (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial (loss) gain	$ (1,939)
Pre-tax amount included in accumulated other comprehensive (loss) income	(1,939)
Other Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial (loss) gain	(325)
Unrecognized prior service credit (cost)	1,861
Pre-tax amount included in accumulated other comprehensive (loss) income	$ 1,536